Norwood Financial Corp (Parent Company Only) Financial Information (Tables) (Parent Company [Member])	12 Months Ended
Dec. 31, 2013
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Parent Company Only - Balance Sheets [Table Text Block]

	December 31,
	2013	2012
	(In Thousands)
ASSETS
Cash on deposit in bank subsidiary	$1,205	$1,120
Securities available for sale	328	319
Investment in bank subsidiary	87,589	88,412
Other assets	3,835	3,591
Total assets	$92,957	$93,442
LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities	$1,093	$1,021
Stockholders’ equity	91,864	92,421
Total liabilities and stockholders' equity	$92,957	$93,442

Parent Company Only - Statements of Income [Table Text Block]

STATEMENTS OF INCOME

	Years Ended December 31,
	2013	2012	2011
Income:	(In Thousands)
Dividends from bank subsidiary	$4,216	$3,971	$16,496
Other interest income	9	6	9
Net realized gain on sales of securities	-	73	-
	4,225	4,050	16,505
Expenses	267	296	980
	3,958	3,754	15,525
Income tax benefit	(88)	(74)	(290)
	4,046	3,828	15,815
Equity in undistributed earnings of subsidiary	4,419	4,575	(8,459)
Net Income	$8,465	$8,403	$7,356
Comprehensive Income	$3,066	$7,885	$9,534

Parent Company Only - Statements of Cash Flows [Table Text Block]

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2013	2012	2011
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$8,465	$8,403	$7,356
Adjustments to reconcile net income to
net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(4,419)	(4,575)	8,459
Net gains on sales of securities	-	(68)	--
Other, net	(247)	(181)	(506)
Net Cash Provided by Operating Activities	3,799	3,579	15,309

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	-	114	-
Outlays for business acquisitions	-	-	(10,518)
Purchase of securities	-	(185	-
Net Cash Used in Investing Activities	-	(71)	(10,518)

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	575	455	51
Tax benefit of stock options exercised	39	30	5
ESOP purchase of shares from treasury stock	146	149	153
Acquisition of treasury stock	(319)	(320)	(602)
Cash dividends paid	(4,155)	(3,932)	(3,514)
Net Cash Used in Financing Activities	(3,714)	(3,618)	(3,907)
Net Increase (Decrease) in Cash and Cash Equivalents	85	(110)	884

CASH AND CASH EQUIVALENTS - BEGINNING	1,120	1,230	346
CASH AND CASH EQUIVALENTS - ENDING	$1,205	$1,120	$1,230